S000055250 [Member] Investment Objectives and Goals - Multi-Manager Directional Alternative Strategies Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Multi-Manager Directional Alternative Strategies Fund (the Fund) seeks capital appreciation.